Revenues	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Revenues
25.
REVENUES

	2025	2024	2023
Revenue from contracts with customers	18,284	19,124	16,995
National Government incentives (1)	164	169	316

	18,448	19,293	17,311

(1)	See Note 36.
The Group’s revenues from contracts with customers are broken down into the following categories: (i) type of good or service; (ii) sales channels; and (iii) target market, based on their contracts with customers according to the following detail:

-	Contracts for the sale of fuels (under the consignment and direct sale modalities)
-	Contracts for the sale of natural gas
-	Contracts for the sale of crude oil
-	Contracts for the sale of petrochemicals products
-	Contracts for the sale of specialties for the agribusiness industry and of grains and their by-products
-	Contracts for the sale of other refined products
-	Service contracts
-	Construction contracts
The Group’s transactions and the main revenues by business segments are described in Note 5.

•	Breakdown of revenues
Type of good or service

	2025
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Diesel	-	6,151	-	-	-	6,151
Gasolines	-	3,916	-	-	-	3,916
Natural gas (1)	27	19	1,479	676	-	2,201
Crude oil	7	968	-	-	-	975
Jet fuel	-	791	-	-	-	791
Lubricants and by-products	-	414	-	-	-	414
LPG	-	459	-	-	-	459
Fuel oil	-	98	-	-	-	98
Petrochemicals	-	386	-	-	-	386
Fertilizers and crop protection products	-	326	-	-	-	326
Flours, oils and grains	-	568	-	-	-	568
Asphalts	-	118	-	-	-	118
Goods for resale at gas stations	-	116	-	-	-	116
Income from services	-	-	-	-	135	135
Income from construction contracts	-	-	-	-	286	286
Virgin naphtha	-	175	-	-	-	175
Petroleum coke	-	238	-	-	-	238
LNG regasification	-	51	-	-	-	51
Other goods and services	54	357	8	158	303	880

	88	15,151	1,487	834	724	18,284

	2024
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Diesel	-	6,588	-	-	-	6,588
Gasolines	-	4,048	-	-	-	4,048
Natural gas (1)	-	18	1,470	760	-	2,248
Crude oil	-	1,023	-	-	-	1,023
Jet fuel	-	910	-	-	-	910
Lubricants and by-products	-	528	-	-	-	528
LPG	-	472	-	-	-	472
Fuel oil	-	112	-	-	-	112
Petrochemicals	-	471	-	-	-	471
Fertilizers and crop protection products	-	389	-	-	-	389
Flours, oils and grains	-	467	-	-	-	467
Asphalts	-	85	-	-	-	85
Goods for resale at gas stations	-	121	-	-	-	121
Income from services	-	-	-	-	184	184
Income from construction contracts	-	-	-	-	433	433
Virgin naphtha	-	160	-	-	-	160
Petroleum coke	-	192	-	-	-	192
LNG regasification	-	51	-	-	-	51
Other goods and services	50	257	13	125	197	642

	50	15,892	1,483	885	814	19,124

	2023
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Diesel	-	6,620	-	-	-	6,620
Gasolines	-	3,493	-	-	-	3,493
Natural gas (1)	-	11	1,311	351	-	1,673
Crude oil	-	427	-	-	-	427
Jet fuel	-	1,047	-	-	-	1,047
Lubricants and by-products	-	614	-	-	-	614
LPG	-	379	-	-	-	379
Fuel oil	-	95	-	-	-	95
Petrochemicals	-	438	-	-	-	438
Fertilizers and crop protection products	-	594	-	-	-	594
Flours, oils and grains	-	224	-	-	-	224
Asphalts	-	172	-	-	-	172
Goods for resale at gas stations	-	76	-	-	-	76
Income from services	-	-	-	-	102	102
Income from construction contracts	-	-	-	-	99	99
Virgin naphtha	-	181	-	-	-	181
Petroleum coke	-	249	-	-	-	249
LNG regasification	-	50	-	-	-	50
Other goods and services	32	193	17	49	171	462

	32	14,863	1,328	400	372	16,995

(1)	Includes 1,538, 1,550 and 1,398 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2025, 2024 and 2023, respectively.
Sales channels

	2025
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Gas stations	-	6,546	-	-	-	6,546
Power plants	-	12	397	182	-	591
Distribution companies	-	-	438	-	-	438
Retail distribution of natural gas	-	-	-	424	-	424
Industries, transport and aviation	21	3,764	652	70	-	4,507
Agriculture	-	1,849	-	-	-	1,849
Petrochemical industry	-	524	-	-	-	524
Trading	-	1,623	-	-	-	1,623
Oil companies	7	238	-	-	-	245
Commercialization of LPG	-	250	-	-	-	250
Other sales channels	60	345	-	158	724	1,287

	88	15,151	1,487	834	724	18,284

	2024
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Gas stations	-	7,038	-	-	-	7,038
Power plants	-	48	404	46	-	498
Distribution companies	-	-	310	-	-	310
Retail distribution of natural gas	-	-	-	488	-	488
Industries, transport and aviation	-	3,942	769	320	-	5,031
Agriculture	-	1,823	-	-	-	1,823
Petrochemical industry	-	658	-	-	-	658
Trading	-	1,699	-	-	-	1,699
Oil companies	-	179	-	-	-	179
Commercialization of LPG	-	181	-	-	-	181
Other sales channels	50	324	-	31	814	1,219

	50	15,892	1,483	885	814	19,124

	2023
	Upstream	Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Total
Gas stations	-	6,541	-	-	-	6,541
Power plants	-	46	393	19	-	458
Distribution companies	-	-	171	-	-	171
Retail distribution of natural gas	-	-	-	170	-	170
Industries, transport and aviation	-	4,200	764	199	-	5,163
Agriculture	-	1,804	-	-	-	1,804
Petrochemical industry	-	614	-	-	-	614
Trading	-	1,043	-	-	-	1,043
Oil companies	-	141	-	-	-	141
Commercialization of LPG	-	143	-	-	-	143
Other sales channels	32	331	-	12	372	747

	32	14,863	1,328	400	372	16,995

Target market
Sales in the domestic market amounted to 15,498, 16,202 and 15,083 for the years ended December 31, 2025, 2024 and 2023, respectively.
Sales in the international market amounted to 2,786, 2,922 and 1,912 for the years ended December 31, 2025, 2024 and 2023, respectively.
Likewise, in accordance with IFRS 8, the distribution of revenues by geographic area, according to the markets for which they are intended, are as follows:

	2025	2024	2023
Argentina	15,662	16,371	15,399
Mercosur and associated countries	1,628	1,855	1,309
Europe	307	276	171
Rest of the world	851	791	432

	18,448	19,293	17,311

As of December 31, 2025, 2024 and 2023 no external client represents 10% or more of the Group’s revenues.

•	Contract balances
The following table presents information regarding credits, contract assets and contract liabilities:

	2025		2024		2023
	Non- current	Current	Non- current	Current	Non- current	Current
Credits for contracts included in the item of “Trade receivables”	11	1,678	8	1,646	41	993
Contract assets	-	3	-	30	-	10
Contract liabilities	180	117	114	73	34	69
Contract
assets
are mainly related to the activities carried out by the Group under construction contracts.
Contract liabilities are mainly related to advances received from customers under transportation service contracts.
During the
years
ended on December 31, 2025, 2024 and 2023, the Group has recognized 64, 58 and 61, respectively, in the “Revenues from contracts with customers” line under the “Revenues” line item in the statement of comprehensive income, which have been included in “Contract liabilities” line item in the statement of financial position at the beginning of each year.